Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	Jun. 30, 2024	Jun. 30, 2023
Statement of Stockholders' Equity [Abstract]
Shares Issued, Price Per Share	$ 0.01	$ 1.00